Investment Objectives and Goals	Jun. 28, 2025
Bright Rock Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Bright Rock Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund” or the “Fund”) is long-term capital appreciation.
Bright Rock Quality Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Bright Rock Quality Large Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund” or the “Fund”) is long-term capital appreciation.